Financial Highlights	12 Months Ended
Dec. 31, 2011
Financial Highlights
(9)	Financial Highlights

The following financial highlights show the Trust’s financial performance of the Trading units for the periods ended December 31, 2011, 2010 and 2009. Total return is calculated as the change in a theoretical beneficial owner’s investment over the entire period, and is not annualized. Total return is calculated based on the aggregate return of the Trust’s Trading units taken as a whole.

	Class A				Class B
	2011	2010	2009	2011	2010	2009
Per share operating performance:
Net asset value of Trading units, beginning of period	$100.64	$102.84	$119.39	$104.75	$104.91	$119.39
Total Trading income (loss):
Trading gain (loss)	(0.27)	6.32	(7.58)	(0.28)	6.81	(7.74)
Investment income	0.20	0.16	0.08	0.22	0.17	0.08
Expenses	(9.25)	(8.68)	(9.05)	(7.71)	(7.14)	(6.82)
Trading income (loss)	(9.32)	(2.20)	(16.55)	(7.77)	(0.16)	(14.48)
Net asset value of Trading units, end of period	$91.32	$100.64	$102.84	$96.98	$104.75	$104.91

Total return:
Total return before incentive fees	(8.88)%	(1.63)%	(13.78)%	(7.08)%	0.49%	(12.05)%
Less incentive fee allocations	(0.38)%	(0.51)%	(0.08)%	(0.34)%	(0.64)%	(0.08)%
Total return	(9.26)%	(2.14)%	(13.86)%	(7.42)%	(0.15)%	(12.13)%

Ratios to average net assets:
Trading income (loss)	(10.32)%	(2.10)%	(15.12)%	(7.94)%	1.01%	(13.35)%
Expenses:
Expenses, less incentive fees	(9.30)%	(8.10)%	(8.08)%	(7.34)%	(6.19)%	(6.13)%
Incentive fees	(0.38)%	(0.51)%	(0.08)%	(0.34)%	(0.64)%	(0.08)%
Total expenses	(9.68)%	(8.61)%	(8.16)%	(7.68)%	(6.83)%	(6.21)%

The calculations above do not include activity within the Trust’s Non-Trading Accounts.

The net income and expense ratios are computed based upon the weighted average net assets for the Trust for the periods ended December 31, 2011, 2010, and 2009. The amounts are not annualized.